IFRS 7 - Disclosure - Market Risk - Summary of Stressed Value At Risk by Trading Activities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Market Risk [line items]
Stressed total VaR (one-day measure)	$ 30.2	$ 21.0
Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	33.7	26.4
Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	7.1	11.1
Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	6.9	2.2
Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	9.1	6.5
Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	3.0	11.9
Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	6.1	4.9
Risk diversification effect [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	(35.7)	(42.0)
High risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	34.1	47.1
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	41.0	37.0
High risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	22.6	18.1
High risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	26.3	20.2
High risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	22.0	29.5
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	10.9	11.9
High risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	6.5	7.3
Low risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	7.4	3.5
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	8.4	8.9
Low risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	6.1	7.9
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	0.0	1.4
Low risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	1.0	0.6
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	1.0	1.3
Low risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	1.6	4.1
Average risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	18.9	15.2
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	20.2	19.4
Average risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	11.5	12.1
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	4.2	3.9
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	7.8	10.4
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	4.5	4.8
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	4.6	5.5
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	$ (33.9)	$ (40.9)